ALPS SERIES TRUST

Clarkston Fund

(the “Fund”)

SUPPLEMENT DATED APRIL 1, 2016 TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2016

As of the date of this Supplement, shares of the Clarkston Fund are now being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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